Property, Plant and Equipment - Additional Information (Detail) $ in Millions	3 Months Ended		12 Months Ended
	Dec. 31, 2017 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($) Nutrients	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Mar. 31, 2016 USD ($)
Disclosure of detailed information about property, plant and equipment [line items]
Number of nutrients | Nutrients			3
Impairment loss recognized in cost of goods sold			$ 305	$ 47	$ 0
Property, plant and equipment	$ 12,971		12,971	13,318	13,212
Applicable net change in accounts payable reclassified (to) from investing activities (from) to operating activities			(22)	(68)	19
Carrying amount of idled assets	2,267		2,267	2,142	$ 2,015
Geismar phosphate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount of asset or cash-generating unit				0
Impairment loss recognized in cost of goods sold				20
Phosphate [member]
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount of asset or cash-generating unit						$ 0
Impairment loss recognized in cost of goods sold	26	$ 29		$ 27
Property, plant and equipment	31	$ 29	31			$ 27
White Springs and Feed Plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Recoverable amount of asset or cash-generating unit	$ 96		96
Impairment loss recognized in cost of goods sold			$ 250
After tax discount rate			8.00%